Offsets	Aug. 21, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Enterprise Products Partners L.P
Form or Filing Type	S-3
File Number	333-273870
Initial Filing Date	Aug. 10, 2023
Fee Offset Claimed	$ 279,742.70
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Units
Unsold Securities Associated with Fee Offset Claimed | shares	2,538,500,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,538,500,000.00
Termination / Withdrawal Statement	$2,538,500,000 in aggregate offering amount of common units was previously registered under the registration statement on Form S-3 (File No. 333-273870) filed by Enterprise Products Partners L.P. on August 10, 2023 (the "2023 Registration Statement"), of which all $2,538,500,000 in aggregate offering amount has not been sold. Pursuant to Rules 415(a)(6) and 457(p) under the Securities Act of 1933, as amended, the registration fee due hereunder is offset by the amount of filing fees of $279,742.70, which will continue to be applied to such unsold common units (the "Unsold Securities"). The Unsold Securities include all of the $2,538,500,000 in aggregate offering amount of common units previously registered on Enterprise Products Partners, L.P.'s Registration Statement on Form S-3 (File No. 333-238170) filed on April 22, 2020, which was declared effective May 21, 2020 (the "2020 Registration Statement"), which updated and replaced $2,538,500,000 of unsold common units registered on Enterprise Products Partners, L.P.'s Registration Statement on Form S-3 (File No. 333-221397) filed on November 7, 2017 (the "2017 Registration Statement"), which included prior unsold common units initially registered on Enterprise Products Partners, L.P.'s Registration Statement on Form S-3 (File No. 333-210869) filed on April 22, 2016, as amended on July 11, 2016 and July 13, 2016 and declared effective on July 14, 2016 (the "2016 Registration Statement"). A filing fee of $211,650.00 with respect to unsold common units with a maximum aggregate offering price of $1,700,000,000 was paid in connection with the 2017 Registration Statement, which will continue to be applied to the Unsold Securities included in this registration statement, and a filing fee of $176,225.00, including 84,436.95 with respect to unsold additional common units with a maximum aggregate offering price of $838,500,000, was paid in connection with the 2016 Registration Statement, which will continue to be applied to the Unsold Securities included in this registration statement up to the maximum filing fee $279,742.70 applicable to the 2023 Registration Statement. The registrant has terminated the offering that included the Unsold Securities associated with the claimed offset under the prior registration statement, and in accordance with Rule 415(a)(6), the offering of Unsold Securities on the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Enterprise Products Partners L.P.
Form or Filing Type	S-3
File Number	333-221397
Filing Date	Nov. 07, 2017
Fee Paid with Fee Offset Source	$ 211,650.00
Offset Note	See Note (1) above for Table 2.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Enterprise Products Partners L.P.
Form or Filing Type	S-3
File Number	333-210869
Filing Date	Apr. 22, 2016
Fee Paid with Fee Offset Source	$ 176,225.00
Offset Note	See Note (1) above for Table 2.